Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Acquisitions	€ 5.6		€ 5.6
Indemnification assets, start of the period	79.4
Release of indemnified provision	(44.0)	€ 0.0
Indemnification assets, end of the period	35.4
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period	73.8
Release of indemnified provision	44.0
Indemnification assets, end of the period	29.8
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period	0.5
Indemnification assets, end of the period	€ 0.5